Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

EFCAR, LLC (the “Depositor”) Exeter Finance LLC (the “Sponsor”) 2101 W. John Carpenter Freeway Irving, Texas 75063	10 July 2025

Re:	Exeter Select Automobile Receivables Trust 2025-2 (the “Issuing Entity”) Automobile Receivables Backed Notes (the “Notes”) Sample Automobile Loan Contract Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Depositor, Sponsor, J.P. Morgan Securities LLC and Wells Fargo Securities, LLC (collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of subprime automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the “Automobile Loan Contracts”) relating to the Issuing Entity’s securitization transaction.  This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report.  No other party acknowledged the appropriateness of the procedures.  Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:
a.
An electronic data file labeled “ESART 2025-2 Stat Pool - EY.xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain subprime automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the “Preliminary Automobile Loan Contracts”) as of 15 June 2025 (the “Preliminary Cutoff Date”) that are expected to be representative of the Automobile Loan Contracts,

b.	Imaged copies of the following documents (collectively, the “Source Documents”):
i.	Certain printed screen shots which the Sponsor, on behalf of the Depositor, indicated were from the Sponsor’s customer acquisition and life cycle management system (the “CALMS System Screen Shots”),
ii.	Certain printed screen shots which the Sponsor, on behalf of the Depositor, indicated were from the Sponsor’s global search imaging system (the “GS System Screen Shots”),
iii.	Certain printed screen shots which the Sponsor, on behalf of the Depositor, indicated were from the Sponsor's spectrum system (the “Spectrum System Screen Shots”) and
iv.	Certain printed screen shots which the Sponsor, on behalf of the Depositor, indicated were from the Sponsor's CreditSnap system (the “CreditSnap System Screen Shots”), that the Sponsor, on behalf of the Depositor, indicated relate to the Sample Automobile Loan Contracts (as defined in Attachment A),
c.
An electronic data file labeled “ESART 2025-2 Bureau Reconciliation.xlsx” and the corresponding record layout and decode information, as applicable (the “FICO Schedule,” together with the Source Documents, the “Sources”), that the Sponsor, on behalf of the Depositor, indicated contains FICO score information as of the Preliminary Cutoff Date, relating to each Sample Automobile Loan Contract,

d.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which is shown on Exhibit 1 to Attachment A, and
e.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Preliminary Data File is the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Subject Matter, Preliminary Data File, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources or any other information provided to us, or that we were instructed to obtain, as applicable, by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Preliminary Automobile Loan Contracts or Automobile Loan Contracts, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”).  An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed.  We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Automobile Loan Contracts conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Automobile Loan Contracts,
iii.	Whether the originator(s) of the Automobile Loan Contracts complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Automobile Loan Contracts that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed‑upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties.  It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 July 2025

Attachment A

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 150 Preliminary Automobile Loan Contracts from the Preliminary Data File (the “Sample Automobile Loan Contracts”).  For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Automobile Loan Contracts or the methodology they instructed us to use to select the Sample Automobile Loan Contracts from the Preliminary Data File.

For the purpose of the procedures described in this report, the 150 Sample Automobile Loan Contracts are referred to as Sample Automobile Loan Contract Numbers 1 through 150.

2.
For each Sample Automobile Loan Contract, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Sources, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A.  The Source(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  All such compared information was found to be in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)

Application number	ApplicationNumber	CALMS System Screen Shots	i.

Vehicle identification number (VIN)	VIN	CALMS System Screen Shots

Origination date	NoteDate	CALMS System Screen Shots, GS System Screen Shots or Spectrum System Screen Shots	ii.

Monthly P&I payment	MonthlyPaymentAmount	CALMS System Screen Shots, GS System Screen Shots or Spectrum System Screen Shots	iii., iv.

Original amount financed	OriginalLoanBalanceAmount	CALMS System Screen Shots or GS System Screen Shots	iii., v.

Original term to maturity	ContractTermInMonths	CALMS System Screen Shots

Annual percentage rate (APR)	CurrentInterestRate	CALMS System Screen Shots, GS System Screen Shots or Spectrum System Screen Shots	vi., vii.

Model type (new/used)	VehicleNewUsedCode	CALMS System Screen Shots

Vehicle model year	VehicleModelYear	CALMS System Screen Shots

Vehicle make	VehicleMakeName	CALMS System Screen Shots

Vehicle model (excluding trim or engine type)	VehicleModelName	CALMS System Screen Shots

Exhibit 1 to Attachment A

Sample Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)

Borrower state (current)	BorrowerPrimaryStateCode	CALMS System Screen Shots

FICO score	FICO	FICO Schedule

Custom score	CustomScore	CALMS System Screen Shots

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the origination date Sample Characteristic for each Sample Automobile Loan Contract (except for Sample Automobile Loan Contract Numbers 30, 35, 48, 75, 87, 97, 101, 102, 120, 121, 122, 124, 125, 127, 129, 132, 139 and 142), the Sponsor, on behalf of the Depositor, instructed us to use the CALMS System Screen Shots as the Source.

For the purpose of comparing the origination date Sample Characteristic for Sample Automobile Loan Contract Numbers 30, 35, 48, 87, 97, 101, 102, 120, 121, 122, 124, 125, 127, 129, 132, 139 and 142, the Sponsor, on behalf of the Depositor, instructed us to use the GS System Screen Shots as the Source.

For the purpose of comparing the origination date Sample Characteristic for Sample Automobile Loan Contract Number 75, the Sponsor, on behalf of the Depositor, instructed us to use the Spectrum System Screen Shots as the Source.

Exhibit 1 to Attachment A

Notes:  (continued)

iii.
For the purpose of comparing the indicated Sample Characteristics for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less (and in accordance with any other applicable note(s)).

iv.
For the purpose of comparing the monthly P&I payment Sample Characteristic for each Sample Automobile Loan Contract (except for Sample Automobile Loan Contract Numbers 30, 35, 48, 75, 87, 97, 101, 102, 113, 121, 122, 124, 125, 127, 129, 139 and 142), the Sponsor, on behalf of the Depositor, instructed us to use the CALMS System Screen Shots as the Source (and in accordance with any other applicable note(s)).

For the purpose of comparing the monthly P&I payment Sample Characteristic for Sample Automobile Loan Contract Numbers 30, 35, 48, 75, 87, 97, 101, 102, 121, 122, 124, 125, 127, 129, 139 and 142, the Sponsor, on behalf of the Depositor, instructed us to use the GS System Screen Shots as the Source (and in accordance with any other applicable note(s)).

For the purpose of comparing the monthly P&I payment Sample Characteristic for Sample Automobile Loan Contract Number 113, the Sponsor, on behalf of the Depositor, instructed us to use the Spectrum System Screen Shots as the Source (and in accordance with any other applicable note(s)).

v.
For the purpose of comparing the original amount financed Sample Characteristic for each Sample Automobile Loan Contract (except for Sample Automobile Loan Contract Numbers 30, 48, 87, 97, 101, 102, 122, 124, 125, 127, 129, 132 and 139), the Sponsor, on behalf of the Depositor, instructed us to use the CALMS System Screen Shots as the Source (and in accordance with any other applicable note(s)).

For the purpose of comparing the original amount financed Sample Characteristic for Sample Automobile Loan Contract Numbers 30, 48, 87, 97, 101, 102, 122, 124, 125, 127, 129, 132 and 139, the Sponsor, on behalf of the Depositor, instructed us to use the GS System Screen Shots as the Source (and in accordance with any other applicable note(s)).

vi.
For the purpose of comparing the annual percentage rate (APR) Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- 0.10% or less.

Exhibit 1 to Attachment A

Notes:  (continued)

vii.
For the purpose of comparing the annual percentage rate (APR) Sample Characteristic for each Sample Automobile Loan Contract (except for Sample Automobile Loan Contract Numbers 75 and 113), the Sponsor, on behalf of the Depositor, instructed us to use the CALMS System Screen Shots as the Source (and in accordance with any other applicable note(s)).

For the purpose of comparing the annual percentage rate (APR) Sample Characteristic for Sample Automobile Loan Contract Number 75, the Sponsor, on behalf of the Depositor, instructed us to use the GS System Screen Shots as the Source (and in accordance with any other applicable note(s)).

For the purpose of comparing the annual percentage rate (APR) Sample Characteristic for Sample Automobile Loan Contract Number 113, the Sponsor, on behalf of the Depositor, instructed us to use the Spectrum System Screen Shots as the Source (and in accordance with any other applicable note(s)).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.